UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Enterprise Fund
- Dreyfus Premier Financial Services Fund
- Dreyfus Premier Natural Leaders Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	12/31/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

Common Stocks-94.8%	Shares		Value

Accident & Health Insurance-.7%
AFLAC	380		15,139

Diversified Financial Services-1.9%
American Express	390		21,984
Investors Financial Services	450		22,491
			44,475

Finance Companies-15.3%
Accredited Home Lenders Holding	460	a	22,853
Affiliated Managers Group	270	a	18,290
Capital One Financial	710		59,789
Countrywide Financial	1,408		52,110
Doral Financial	350		17,237
Federal Home Loan Mortgage	550		40,535
Federal National Mortgage Association	725		51,627
MBNA	1,500		42,285
National Financial Partners	460		17,848
Nelnet, Cl. A	300	a	8,079
Prudential Financial	400		21,984
			352,637

Insurance Brokers/Bankers/Services-1.0%
Willis Group Holdings	580		23,879

Investment Bankers/Brokers/Services-11.7%
Ameritrade Holding	330	a	4,693
Boston Private Financial Holdings	240		6,761
Goldman Sachs Group	540		56,182
Investment Technology Group	670	a	13,400
Jefferies Group	440		17,723
Knight Trading Group	1,540	a	16,863
Lehman Brothers Holdings	310		27,119
Merrill Lynch	1,070		63,954
Morgan Stanley	920		51,078
Schwab (Charles)	1,020		12,199
			269,972

Investment Managers-3.3%
Eaton Vance	100		5,215
Franklin Resources	80		5,572
LaBranche & Co.	1,180	a	10,573
State Street	1,100		54,032
			75,392

Life Insurance-1.2%
Aspen Insurance Holdings	560		13,731
Manulife Financial	300		13,860
			27,591

Major Banks-21.2%
Bank of America	2,272		106,761

Bank of New York	870		29,075
Citigroup	2,355		113,464
J.P. Morgan Chase & Co.	2,659		103,727
U.S. Bancorp	750		23,490
Wachovia	900		47,340
Wells Fargo	1,030		64,014
			487,871

Mid-Size Banks-4.3%
Fifth Third Bancorp	1,050		49,644
First Horizon National	150		6,466
Northern Trust	620		30,120
Provident Bancorp	580		7,650
Synovus Financial	220		6,288
			100,168

Multi-Line Insurance-9.2%
Allstate	260		13,447
American International Group	2,060		135,280
Axis Capital Holdings	700		19,152
Hartford Financial Services Group	220		15,248
Lincoln National	130		6,068
Loews	140		9,842
Max Re Capital	580		12,371
			211,408

Muti-Sector Company-3.8%
Berkshire Hathaway, Cl. A	1	a	87,900

Property-Casualty Insurance-3.3%
MetLife	350		14,178
Montpelier Re Holdings	420		16,149
RenaissanceRe Holdings	350		18,228
St. Paul Travelers Cos.	250		9,268
Endurance Specialty Holdings	500		17,100
			74,923

Real Estate Investement Trusts-6.7%
American Financial Realty Trust	320		5,178
CarrAmerica Realty	100		3,300
Eagle Hospitality Properties Trust	4,900	a	50,470
Equity Office Properties Trust	260		7,571
General Growth Properties	364		13,162
Highland Hospitality	600		6,744
iStar Financial	150		6,789
Mills	80		5,101
Saxon Capital	1,800		43,182
Simon Property Group	200		12,934
			154,431

Rental/Leasing Companies-2.1%
New Century Financial	420		26,842
Newcastle Investment	670		21,293
			48,135

Savings & Loan Associations-4.9%
Astoria Financial	160		6,395
Dime Community Bancshares	980		17,552

Golden West Financial	200		12,284
MAF Bancorp	280		12,550
New York Community Bancorp	496		10,203
Partners Trust Financial Group	550		6,408
Providian Financial	840	a	13,835
Sovereign Bancorp	690		15,560
Washington Mutual	450		19,026
			113,813

Smaller Banks-2.0%
Greater Bay Bancorp	210		5,855
North Fork Bancorporation	835		24,090
Wilmington Trust	260		9,399
Zions Bancorporation	90		6,123
			45,467

Specialty Insurers-2.2%
Fidelity National Financial	748		34,161
Reinsurance Group of America	340		16,473
			50,634

Total Common Stocks
(cost $1,833,535)			2,183,835

Total Investments (cost $1,833,535)	94.8%		2,183,835

Cash and Receivables (Net)	5.2%		120,754

Net Assets	100.0%		2,304,589

a Non-income producing.
b Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER NATURAL LEADERS FUND
Statement of Investments
December 31, 2004 (Unaudited)

Common Stocks--96.2%	Shares		Value ($)

Consumer Staples--2.8%
Sadia, ADR	1,200	a	78,984
Smithfield Foods	2,800	b	82,852
			161,836
Energy--36.2%
Amerada Hess	800		65,904
Baker Hughes	1,800		76,806
Canadian Oil Sands Trust	1,500		84,463
Denbury Resources	3,600	b	98,820
Diamond Offshore Drilling	2,100		84,105
Grey Wolf	13,500	b	71,145
Halliburton	2,700		105,948
Marathon Oil	2,200		82,742
Nabors Industries	1,500	b	76,935
Noble	1,700	b	84,558
OPTI Canada	5,400		87,384
Occidental Petroleum	1,900		110,884
Penn West Petroleum	1,200		79,204
Pioneer Drilling	7,500	b	75,675
Range Resources	3,900		79,794
San Juan Basin Royalty Trust	2,600		76,544
Schlumberger	2,700		180,765
TGS Nopec Geophysical	3,700	b	94,422
Tesoro Petroleum	2,100	b	66,906
Total, ADR	1,500		164,760
Transocean	2,100	b	89,019
Ultra Petroleum	1,400	b	67,382
Valero Energy	1,600		72,640
			2,076,805
Financial--7.4%
Koninklijke Boskalis Westminster	2,100		70,937
Plum Creek Timber	2,200		84,568
streetTRACKS Gold Trust	6,200	b	271,808
			427,313

Industrial--3.2%
Bucyrus International, Cl. A	2,000		81,280
Zinifex	56,700	b	103,753
			185,033
Integrated Oil Companies--14.5%
BP, ADR	2,400		140,160
ChevronTexaco	3,500		183,785
ConocoPhillips	2,000		173,660
Exxon Mobil	3,800		194,788
Royal Dutch Petroleum (New York Shares)	2,400		137,712
			830,105
Materials--15.4%
Alcoa	3,900		122,538
DRC Resources	10,500	b	55,755
Fording Canadian Coal Trust	1,400		108,010
Hercules	5,500		81,675
Longview Fibre	4,200		76,188
Massey Energy	2,400		83,880
Peabody Energy	1,000		80,910

Sappi, ADR	4,200		60,900
Sigma-Aldrich	1,000		60,460
TimberWest Forest	6,600		82,892
Votorantim Celulose e Papel, ADR	4,250		68,850
			882,058
Metals & Minerals--9.9%
Cameco	800		83,888
Meridian Gold	4,900	b	92,953
Mesabi Trust	6,300		84,798
POSCO, ADR	1,900		84,607
Pan American Silver	3,700	b	59,126
Phelps Dodge	800		79,136
Rio Tinto, ADR	700		83,447
			567,955
Oil & Gas Production--6.8%
Apache	1,800		91,026
Eni, ADR	1,200		151,008
GlobalSantaFe	2,500		82,775
Petroleo Brasileiro, ADR	1,700		67,626
			392,435

Total Common Stocks
(cost $4,692,392)			5,523,540

	Principal
Other Investments--1.3%	Amount ($)		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $76,000)	76,000	c	76,000

Investment of Cash Collateral for Securities Loaned--1.0%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $55,200)	55,200	c	55,200

Total Investments (cost $4,823,592)	98.5%		5,654,740

Cash and Receivables (Net)	1.5%		85,460

Net Assets	100.0%		5,740,200

ADR--American Depository Receipts

a	A portion of this security is on loan. At December 31, 2004, the total market value of the
	fund's security on loan is $52,656 and the total market value of the collateral held by the fund is
$55,200
b Non-income producing.
c	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Premier Enterprise Fund

STATEMENT OF INVESTMENTS
December 31, 2004 (Unaudited)

Common Stocks -- 97.9%	Shares		Value($)

Aerospace & Defense -- 1.2%
SI International	81,175	a	2,496,943

Broadcasting -- 2.9%
Beasley Broadcast Group, Cl. A	54,475	a	954,947
NMS Communications	353,200	a	2,228,692
Regent Communications	263,150	a	1,394,695
Saga Communications, Cl. A	80,350	a	1,353,897
			5,932,231

Commercial Services -- 13.5%
Comfort Systems USA	355,700	a	2,731,776
EVCI Career Colleges Holding	364,600	a,b	3,485,576
Great Wolf Resorts	199,850		4,464,649
Huron Consulting Group	101,000		2,242,200
Interstate Hotels & Resorts	436,275	a	2,338,434
Mobile Mini	89,350	a	2,952,124
PRG-Schultz International	311,850	a	1,568,606
PeopleSupport	58,800		597,408
Portfolio Recovery Associates	61,575	a	2,538,121
Rush Enterprises, Cl. A	301,500	a	4,893,345
			27,812,239

Computer Software/Services -- 10.5%
Blackboard	259,225	b	3,839,122
Captiva Software	291,750	a	2,975,850
Embarcadero Technologies	373,405	a	3,513,741
MIND C. T. I.	585,500		3,407,610
Quality Systems	58,880	a	3,521,024
Witness Systems	244,225	a	4,264,169
			21,521,516

Computer Storage & Peripherals -- 1.0%
TransAct Technologies	99,237	a	2,119,702

Electronics -- 4.5%
BEI Technologies	73,625		2,273,540
RadiSys	74,625	a	1,458,919
TTM Technologies	348,875	a	4,116,725
Xyratex	79,400		1,308,512
			9,157,696

Environmental Services -- 2.0%
Duratek	162,400	a	4,045,384

Finance -- 6.0%
ASTA Funding	109,700		2,944,348
Bancorp Bank	121,410	a	1,942,560
Commercial Capital Bancorp	132,274		3,066,111
Pacific Premier Bancorp	119,925	a	1,590,206
Placer Sierra Bancshares	100,000		2,844,000
			12,387,225

Food Distributors -- 3.4%
Central European Distribution	138,900	a	4,103,106
SunOpta	412,475	a	2,961,571
			7,064,677

Gaming -- 1.0%
Pinnacle Entertainment	108,125	a	2,138,712

Health Care -- 7.9%
Abaxis	173,100	a	2,508,219
Amedisys	128,875	a	4,174,261
Hologic	103,109	a	2,832,404
Psychiatric Solutions	95,550	a	3,493,308
Quinton Cardiology Systems	305,000	a	3,220,800
			16,228,992

Industrial Machinery -- 2.3%
Gardner Denver	130,350	a	4,730,402

Information Technology Consulting & Services -- 3.6%
Aladdin Knowledge Systems	121,100	a,b	2,997,225
Infocrossing	115,475	a,b	1,954,992
Kanbay International	75,850		2,374,105
			7,326,322

Internet Software & Services -- 5.4%
Arbinet Holdings	26,000	b	646,100
Corillian	550,225	a	2,707,107
Greenfield Online	95,475		2,099,495
iVillage	512,925	a	3,169,877
Open Solutions	91,825		2,383,777
			11,006,356

Oil & Gas Equipment & Services -- .6%
Gulf Island Fabrication	61,075		1,333,267

Oil & Gas Exploration & Production -- 2.8%
Brigham Exploration	178,650	a	1,607,850
Toreador Resources	62,500	a,b	1,386,875
Whiting Petroleum	91,525		2,768,631
			5,763,356

Pharmaceuticals -- 6.7%
Auxilium Pharmaceuticals	216,075		1,890,656
Bone Care International	109,850	a	3,059,323
Impax Laboratories	313,675	a	4,981,159
Inspire Pharmaceuticals	107,975	a	1,810,741
Noven Pharmaceuticals	120,125	a	2,049,332
			13,791,211

Restaurants -- 2.5%
Buffalo Wild Wings	42,525		1,480,295
McCormick & Schmick's Seafood Restaurants	125,383		2,112,704
Red Robin Gourmet Burgers	30,171	a	1,613,243
			5,206,242

Retail -- 14.0%
Cache	241,375	a	4,349,578
Celebrate Express	156,000		2,964,000
Guitar Center	40,740	a	2,146,591
Insight Enterprises	182,150	a	3,737,718
Interface, Cl. A	247,450	a	2,467,076
MarineMax	132,300	a	3,937,248
Orange 21	261,725	b	2,735,026
Steinway Musical Instruments	92,350	a	2,672,609
Trex Co.	73,050	a	3,830,742
			28,840,588

Semiconductors -- 2.4%
August Technology	272,125	a	2,865,476
Catalyst Semiconductor	155,125	a	853,188
Pericom Semiconductor	136,644	a	1,288,553
			5,007,217

Transportation -- 3.7%
GulfMark Offshore	81,475	a	1,814,448
Marten Transport	138,862	a	3,156,333
Old Dominion Freight Line	77,305	a	2,690,214
			7,660,995

Total Common Stocks
(cost $156,481,927)			201,571,273

	Principal
Short-Term Investments -- 1.3%	Amount ($)		Value ($)

Commercial Paper;
Stanley Works,
2.20%, 1/3/2005
(cost $2,693,671)	2,694,000		2,693,671

Investment of Cash Collateral for Securities Loaned -- 5.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage
(cost $10,943,357)	10,943,357	c	10,943,357

Total Investments (cost $170,118,955)	104.5%		215,208,301

Liabilities, Less Cash and Receivables	(4.5%)		(9,298,408)

Net Assets	100.0%		205,909,893

a Non-income producing.
b All or a portion of these securities are on loan.	At December 31, 2004, the total market
value of the portfolio's securities on loan is $10,310,307 and the total market value of the collateral held by the portfolio is $10,943,357.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 23, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 23, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)